Business Acquisitions (Details) - Schedule of purchase price allocated on the date of acquisition - Acquisition of Wujie Space [Member] ¥ in Thousands	Jun. 30, 2018 CNY (¥)
Business Acquisitions (Details) - Schedule of purchase price allocated on the date of acquisition [Line Items]
Cash	¥ 2,905
Other current assets	23,016
Property and equipment, net	30,503
ROU assets	68,448
Goodwill	454,722
Other non-current assets	9,152
Lease liabilities-current	(17,584)
Other current liabilities	(70,765)
Lease liabilities-non-current	(49,285)
Total purchase consideration	¥ 451,112